Document and Entity Information (EUR €)	12 Months Ended
Dec. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	EDAP TMS SA
Entity Central Index Key	0001041934
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	21,789,670
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float	€ 13
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY